Operating lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Liabilities and Lease Costs

	December 31, 2023	December 31, 2022
Operating lease commitments	$425.9	$581.6
Impact of discounting	(38.5)	(66.3)
Impact of changes in variable rates	(15.2)	(8.3)
Operating lease liabilities	372.2	507.0
Current portion of operating lease liabilities	(101.1)	(115.3)
Operating lease liabilities	$271.1	$391.7
Operating lease costs related to vessel sale-leaseback transactions and other leases are summarized as follows:

	Year ended December 31, 2023	Year ended December 31, 2022
Lease costs:
Operating lease costs	$116.8	$128.5
Variable lease adjustments	4.7	(4.8)

Other information:
Operating cash outflow used for operating leases	113.3	116.5
Weighted average discount rate(1)	4.8%	4.8%
Weighted average remaining lease term	4 years	5 years

(1)The weighted average discount rate is based on a fixed rate at the time the lease was entered into and is adjusted quarterly as each lease payment is made.